Trading assets and liabilities (Tables)	6 Months Ended
Jun. 30, 2021
Trading assets and liabilities
end of	2Q21	1Q21	4Q20
Trading assets (CHF million)
Debt securities	57,620	64,128	64,395
Equity securities	44,226	60,340	63,237
Derivative instruments [1]	24,156	28,638	25,531
Other	4,503	4,033	4,175
Trading assets	130,505	157,139	157,338
Trading liabilities (CHF million)
Short positions	20,369	31,326	28,126
Derivative instruments [1]	12,603	16,414	17,745
Trading liabilities	32,972	47,740	45,871
1 Amounts shown after counterparty and cash collateral netting.

Cash collateral receivables and payables
Cash collateral on derivative instruments
end of	2Q21	1Q21	4Q20
Cash collateral on derivatives instruments – netted (CHF million) [1]
Cash collateral paid	21,161	24,630	26,815
Cash collateral received	13,865	13,966	16,795
Cash collateral on derivatives instruments– not netted (CHF million) [2]
Cash collateral paid	7,664	8,817	7,741
Cash collateral received	7,200	8,839	7,831
1 Recorded as cash collateral netting on derivative instruments in Note 24 – Offsetting of financial assets and financial liabilities.
2 Recorded as cash collateral on derivative instruments in Note 21 – Other assets and other liabilities.

Bank
Trading assets and liabilities
end of	6M21	2020
Trading assets (CHF million)
Debt securities	57,739	64,532
Equity securities	44,287	63,273
Derivative instruments [1]	24,155	25,531
Other	4,503	4,175
Trading assets	130,684	157,511
Trading liabilities (CHF million)
Short positions	20,369	28,126
Derivative instruments [1]	12,602	17,745
Trading liabilities	32,971	45,871
1 Amounts shown after counterparty and cash collateral netting.

Cash collateral receivables and payables
Cash collateral on derivative instruments
end of	6M21	2020
Cash collateral on derivative instruments – netted (CHF million) [1]
Cash collateral paid	21,162	26,885
Cash collateral received	13,865	16,795
Cash collateral on derivative instruments – not netted (CHF million) [2]
Cash collateral paid	7,664	7,741
Cash collateral received	7,209	7,831
1 Recorded as cash collateral netting on derivative instruments in Note 23 – Offsetting of financial assets and financial liabilities.
2 Recorded as cash collateral on derivative instruments in Note 20 – Other assets and other liabilities.